Leases - Future Lease Payments under Operating Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Future lease payments under operating leases
2021	$ 5,652,408
2022	4,802,407
2023	4,267,705
2024	4,140,219
2025	4,218,061
Then thereafter	9,627,910
Total future lease payments	32,708,710
Impact of discounting remaining lease payments	(5,520,359)	$ (6,534,367)
Total lease liabilities	27,188,351	28,055,414
Lease liabilities, current	5,461,234	5,189,251
Lease liabilities, non-current	$ 21,727,117	$ 22,866,163